revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Contract assets at beginning of period	$ 877	$ 878
Net additions arising from operations	1,483	1,336
Amounts billed in the period and thus reclassified to accounts receivable	(1,456)	(1,343)
Change in impairment allowance, net	1	6
Other	3
Contract assets at end of period	908	877
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	588	578
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(14)	(13)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(133)	(115)
Current contract assets	441	450
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period	578
Contract assets at end of period	588	578
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period	253
Contract assets at end of period	266	253
Thereafter
Contract assets
Contract assets at beginning of period	46
Contract assets at end of period	$ 54	$ 46